UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2020

QS

Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Variable Asset Allocation Series

QS Variable Asset Allocation Series (“Variable Asset Allocation Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds and exchange-traded funds (ETFs), and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Variable Asset Allocation Series for the twelve-month reporting period ended December 31, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period and to learn how those conditions have affected each Portfolio’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 29, 2021

II	QS Variable Asset Allocation Series

Portfolios overview

QS Variable Asset Allocation Series (the “Variable Asset Allocation Series”) consists of three portfolio investment options (the “Portfolios”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Variable Asset Allocation Series offers a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Variable Asset Allocation Series also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the Portfolios invest primarily in affiliated mutual funds.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the twelve-month reporting period ended December 31, 2020 higher. During the first quarter of 2020, global stock markets sold off virtually across the board. Volatility on many indexes rose to levels not seen since the global financial crisis, as investors struggled to price the impact of a global economic shutdown stemming from the escalating COVID-19 pandemic. During the second quarter, global equity markets surged, with investors cheering plans for the reopening of economies amid the COVID-19 pandemic and government officials continuing to pledge extraordinary measures to lessen the pandemic’s economic impact.

Equity market gains continued through the remainder of the reporting period, with the bulk of the gains in the final quarter made in November 2020, following positive coronavirus vaccine trials and Joe Biden’s win in the U.S. presidential election. Positive news appeared to outweigh concerns that economic recoveries would stall amid renewed lockdowns resulting from rising coronavirus infection rates and the identification of a new, more infectious COVID-19 strain. Sentiment was buoyed toward the end of the reporting period by the start of vaccinations for essential medical workers in parts of the United States and Europe.

Within the U.S., large-cap stocks performed in line with small-cap stocks for the reporting period, after significantly outperforming for the first three quarters of 2020, returning 20.97%, as measured by the Russell 1000 Indexi, versus 19.97%, as measured by the Russell 2000 Indexii. Abroad, emerging markets significantly outperformed developed markets, returning 19.5% (MSCI Emerging Markets Indexiii) and 1.3% (MSCI EAFE Indexiv), respectively.

The yield for the ten-year Treasury note declined 1.0% over the past year and ended 2020 at 0.91%. In the first quarter of 2020, the U.S. Treasury yield curve declined at a historic rate. The yield for the ten-year Treasury fell one-hundred twenty-five basis pointsv as the COVID-19 pandemic escalated. The Federal Reserve Board (the “Fed”)vi cut its policy rate first by fifty basis points and then by one-hundred basis points to support the economy. In July 2020, the yield for the ten-year Treasury fell 0.15% as the Fed reiterated that they will use all possible tools to support the U.S. economy and that interest rates will remain near zero “until it is confident that the economy has weathered recent events.” However, longer dated yields rose in August 2020, after the Fed announced that they would modify its target inflation to an average of 2% in the long run. The U.S. yield curvevii steepened further over the final quarter, with short-term yields moving lower while their longer-term counterparts rose.

The U.S. Dollar (“USD”) declined -5.4% over the past year, retreating 2.2% in the second quarter of 2020, as the April 2020 unemployment rate was 14.7%, the highest in post-war history.

Crude oil declined -20.5% over the twelve-month reporting period ended December 31, 2020, as it was unable to recover from the -66.5% decline in the first quarter of 2020. During the quarter, outlook for demand in China (the largest importer of crude oil) drastically declined due to COVID-19. In March 2020, a price war between Saudi Arabia and Russia further lowered crude oil prices. In the following quarter, crude oil rebounded +91.7%. This was driven by May’s 2020 +88.4% jump, as economies began to ease lockdown restrictions and oil companies in North America reduced supply.

Gold returned +24.4% over the past year and served as one of the strongest performing asset classes. As the coronavirus came to light in the first quarter of 2020, physical gold saw high demand, as retail investors bought the metal for protection against the turmoil. Demand for gold continued to increase through the remainder of the reporting period due to negative real interest rates, a weakening USD, rising U.S. and China tensions, as well as a surge in COVID-19 cases across the globe.

Q. How did we respond to these changing market conditions?

A. For all three Portfolios, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Portfolios in response to various market, economic and valuation conditions. These tactical views are updated on a quarterly basis. Throughout the reporting period we were generally overweight equities versus fixed income, as valuations measures and our in-house index of leading economic indicators favored equities. In addition, we were largely overweight U.S. equities versus international equities.

QS Variable Asset Allocation Series 2020 Annual Report	1

Portfolios overview (cont’d)

QS Variable Growth1

QS Variable Growth seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2020, Class I shares of QS Variable Growth returned 11.24%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexviii and the Russell 3000 Indexix, and the Variable Growth Composite Benchmarkx, returned 7.51%, 20.89% and 16.59%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagexi returned 13.12% for the same period.

Performance Snapshot as of December 31, 2020 (unaudited)
	6 months	12 months
QS Variable Growth:
Class I	21.24%	11.24%
Bloomberg Barclays U.S. Aggregate Index	1.29%	7.51%
Russell 3000 Index	25.24%	20.89%
Variable Growth Composite Benchmark	23.43%	16.59%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	21.54%	13.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratio for Class I shares was 0.80%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

2	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Moderate Growth1

QS Variable Moderate Growth seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2020, Class I shares of QS Variable Moderate Growth returned 11.07%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkxii, returned 7.51%, 20.89% and 15.57%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagexiii returned 11.79% for the same period.

Performance Snapshot as of December 31, 2020 (unaudited)
	6 months	12 months
QS Variable Moderate Growth:
Class I	17.81%	11.07%
Bloomberg Barclays U.S. Aggregate Index	1.29%	7.51%
Russell 3000 Index	25.24%	20.89%
Variable Moderate Growth Composite Benchmark	19.31%	15.57%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	16.20%	11.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume there investment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratio for Class I shares was 0.92%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class I as a result of acquired fund fees and expenses. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

QS Variable Asset Allocation Series 2020 Annual Report	3

Portfolios overview (cont’d)

QS Variable Conservative Growth1

QS Variable Conservative Growth seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2020, Class I shares, QS Variable Conservative Growth returned 10.96%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkxiv, returned 7.51%, 20.96% and 13.70%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averagexv returned 10.65% for the same period.

Performance Snapshot as of December 31, 2020 (unaudited)
	6 months	12 months
QS Variable Conservative Growth:
Class I	13.93%	10.96%
Class II	13.82%	10.77%
Bloomberg Barclays U.S. Aggregate Index	1.29%	7.51%
Russell 1000 Index	24.46%	20.96%
Variable Conservative Growth Composite Benchmark	14.54%	13.70%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	13.17%	10.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratio for Class I and Class II shares were 0.69% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares and 0.45% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	QS Variable Asset Allocation Series 2020 Annual Report

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds return and their weightings within the Portfolios, the leading contributors to absolute performance were in the U.S. equities space, especially large capitalization stocks. Overweighting U.S. small capitalization equities also added value.

In relative terms at the underlying manager level (i.e., relative to each underlying fund’s specific benchmark), the leading contributors were ClearBridge Large Cap Growth Fund, ClearBridge Small Cap Growth Fund and Western Asset Core Plus Bond Fund.

Q. What were the leading detractors from performance?

A. The largest detractor to performance on a relative basis came from manager selection, particularly in the U.S. equity space. The leading underperformers versus their respective benchmarks were BrandywineGLOBAL — Dynamic US Large Cap Value Fund and QS U.S. Small Capitalization Equity Fund.

Thank you for your investment in the Variable Asset Allocation Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

QS Investors, LLC

January 14, 2021

RISKS: Equity securities are subject to price and market fluctuations. Fixed income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk” bonds) involve greater credit and liquidity risks than investment grade bonds.

Each Portfolio is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolios pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Portfolio indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Portfolio bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

QS Variable Asset Allocation Series 2020 Annual Report	5

Portfolios overview (cont’d)

[i]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

ii

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 200 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

iii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

[v]	A basis point is one-hundredth (1/100 or 0.01) of one percent.

vi

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[x]

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 77 funds for the six-month period and among the 74 funds for the twelve-month period in the Portfolio’s Lipper category.

xii

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xiii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 248 funds for the six-month period and among the 245 funds for the twelve-month period in the Portfolio’s Lipper category.

xiv

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 291 funds for the six-month period and among the 288 funds for the twelve-month period in the Portfolio’s Lipper category.

6	QS Variable Asset Allocation Series 2020 Annual Report

Portfolios at a glance (unaudited)

QS Variable Growth Breakdown† as of — December 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
19.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
16.9 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Information Technology Industrials Consumer Discretionary
9.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
8.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
7.4 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
6.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
5.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
4.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

QS Variable Asset Allocation Series 2020 Annual Report	7

Portfolios at a glance (unaudited) (cont’d)

QS Variable Moderate Growth Breakdown† as of — December 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
16.2 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
14.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
13.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Information Technology Industrials Consumer Discretionary
10.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
10.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
8.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
4.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
3.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

8	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Conservative Growth Breakdown† as of — December 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
28.2 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
18.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
13.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
11.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Information Technology Industrials Consumer Discretionary
10.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
9.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
6.5 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
2.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

QS Variable Asset Allocation Series 2020 Annual Report	9

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2020 and held for the six months ended December 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	21.24%	$1,000.00	$1,212.40	0.13%	$0.72	Class I	5.00%	$1,000.00	$1,024.48	0.13%	$0.66

[1]	For the six months ended December 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

10	QS Variable Asset Allocation Series 2020 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2020 and held for the six months ended December 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Moderate Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Moderate Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	17.81%	$1,000.00	$1,178.10	0.20%	$1.10	Class I	5.00%	$1,000.00	$1,024.13	0.20%	$1.02

[1]	For the six months ended December 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

QS Variable Asset Allocation Series 2020 Annual Report	11

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2020 and held for the six months ended December 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Conservative Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Conservative Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	13.93%	$1,000.00	$1,139.30	0.14%	$0.75	Class I	5.00%	$1,000.00	$1,024.43	0.14%	$0.71
Class II	13.82	1,000.00	1,138.20	0.39	2.10	Class II	5.00	1,000.00	1,023.18	0.39	1.98

[1]	For the six months ended December 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

12	QS Variable Asset Allocation Series 2020 Annual Report

Portfolios performance (unaudited)

QS Variable Growth

Average annual total returns[1]
Class I
Twelve Months Ended 12/31/20	11.24%
Five Years Ended 12/31/20	10.18
Ten Years Ended 12/31/20	9.06

Cumulative total returns[1]
Class I (12/31/10 through 12/31/20)	137.94%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

QS Variable Asset Allocation Series 2020 Annual Report	13

Portfolios performance (unaudited) (cont’d)

QS Variable Growth

Historical performance

Value of $10,000 invested in

Class I Shares of QS Variable Growth vs. Benchmark Indices† — December 2010 - December 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of QS Variable Growth on December 31, 2010, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Variable Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 85%.

14	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Moderate Growth

Average annual total returns[1]
Class I
Twelve Months Ended 12/31/20	11.07%
Five Years Ended 12/31/20	9.58
Ten Years Ended 12/31/20	8.49

Cumulative total returns[1]
Class I (12/31/10 through 12/31/20)	125.98%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

QS Variable Asset Allocation Series 2020 Annual Report	15

Portfolios performance (unaudited) (cont’d)

QS Variable Moderate Growth

Historical performance

Value of $10,000 invested in

Class I Shares of QS Variable Moderate Growth vs. Benchmark Indices† — December 2010 - December 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of QS Variable Moderate Growth on December 31, 2010, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Variable Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 70%.

16	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Conservative Growth

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/20	10.96%	10.77%
Five Years Ended 12/31/20	8.72	N/A
Ten Years Ended 12/31/20	7.59	N/A
Inception* through 12/31/20	—	8.03

Cumulative total returns[1]
Class I (12/31/10 through 12/31/20)	107.76%
Class II (Inception date of 6/23/17 through 12/31/20)	31.29

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception dates for Class I and Class II shares of QS Variable Conservative Growth are February 5, 1997 and June 23, 2017, respectively.

QS Variable Asset Allocation Series 2020 Annual Report	17

Portfolios performance (unaudited) (cont’d)

QS Variable Conservative Growth

Historical performance

Value of $10,000 invested in

Class I Shares of QS Variable Conservative Growth vs. Benchmark Indices† — December 2010 - December 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of QS Variable Conservative Growth on December 31, 2010, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Variable Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 50%.

18	QS Variable Asset Allocation Series 2020 Annual Report

Schedules of investments

December 31, 2020

QS Variable Growth

Description		Shares	Value
Investments in Underlying Funds (a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		339,329	$6,284,375
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,603,366	20,250,518
QS International Equity Fund, Class IS Shares		1,081,480	17,952,571
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,191,864	15,577,665
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		268,364	7,712,780
ClearBridge Large Cap Growth Fund, Class IS Shares		131,192	8,909,216
ClearBridge Small Cap Growth Fund, Class IS Shares		84,651	4,360,385
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		334,890	4,577,943
Western Asset Intermediate Bond Fund, Class IS Shares		598,847	6,832,843
Total Investments in Underlying Funds before Short-Term Investments (Cost — $69,465,103)			92,458,296

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $348,593)	0.030%	348,593	348,593
Total Investments — 100.2% (Cost — $69,813,696)			92,806,889
Liabilities in Excess of Other Assets — (0.2)%			(151,398)
Total Net Assets — 100.0%			$92,655,491

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	19

Schedules of investments (cont’d)

December 31, 2020

QS Variable Moderate Growth

Description		Shares	Value
Investments in Underlying Funds (a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		78,771	$1,458,837
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		481,050	6,075,664
QS International Equity Fund, Class IS Shares		285,586	4,740,729
QS U.S. Small Capitalization Equity Fund, Class IS Shares		330,604	4,320,989
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		123,548	3,550,756
ClearBridge Large Cap Growth Fund, Class IS Shares		41,055	2,788,046
ClearBridge Small Cap Growth Fund, Class IS Shares		21,649	1,115,115
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		263,485	3,601,837
Western Asset Intermediate Bond Fund, Class IS Shares		469,233	5,353,949
Total Investments in Underlying Funds before Short-Term Investments (Cost — $25,657,973)			33,005,922

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $43,452)	0.030%	43,452	43,452
Total Investments — 100.1% (Cost — $25,701,425)			33,049,374
Liabilities in Excess of Other Assets — (0.1)%			(19,060)
Total Net Asseteas — 100.0%			$33,030,314

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

20	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Conservative Growth

Description		Shares	Value
Investments in Underlying Funds (a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		966,952	$12,212,610
QS International Equity Fund, Class IS Shares		504,485	8,374,457
QS U.S. Small Capitalization Equity Fund, Class IS Shares		767,788	10,034,993
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		318,835	9,163,318
ClearBridge Large Cap Growth Fund, Class IS Shares		87,469	5,940,045
ClearBridge Small Cap Growth Fund, Class IS Shares		46,389	2,389,483
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,256,005	17,169,583
Western Asset Intermediate Bond Fund, Class IS Shares		2,246,528	25,632,888
Total Investments in Underlying Funds before Short-Term Investments (Cost — $73,759,095)			90,917,377

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $201,773)	0.030%	201,773	201,773
Total Investments — 100.1% (Cost — $73,960,868)			91,119,150
Liabilities in Excess of Other Assets — (0.1)%			(75,136)
Total Net Assets — 100.0%			$91,044,014

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	21

Statements of assets and liabilities

December 31, 2020

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Assets:
Investments in affiliated Underlying Funds, at cost	$69,465,103	$25,657,973	$73,759,095
Short-term investments, at cost	348,593	43,452	201,773
Investments in affiliated Underlying Funds, at value	$92,458,296	$33,005,922	$90,917,377
Short-term investments, at value	348,593	43,452	201,773
Distributions receivable from affiliated Underlying Funds	20,361	16,105	76,866
Interest receivable	4	1	5
Receivable for Portfolio shares sold	—	79	—
Receivable from investment manager	—	3,332	—
Prepaid expenses	1,149	649	1,230
Total Assets	92,828,403	33,069,540	91,197,251

Liabilities:
Payable for Portfolio shares repurchased	126,497	1,267	44,296
Payable for investments in affiliated Underlying Funds	21,506	17,002	81,162
Shareholder reports payable	7,536	4,229	7,116
Audit and tax fees payable	6,953	6,953	6,953
Fund accounting fees payable	5,311	5,218	5,311
Legal fees payable	3,559	3,559	3,559
Trustees’ fees payable	918	325	921
Service and/or distribution fees payable	—	—	2,858
Accrued expenses	632	673	1,061
Total Liabilities	172,912	39,226	153,237
Total Net Assets	$92,655,491	$33,030,314	$91,044,014

Net Assets:
Par value (Note 7)	$63	$23	$57
Paid-in capital in excess of par value	71,149,088	26,302,702	74,120,367
Total distributable earnings (loss)	21,506,340	6,727,589	16,923,590
Total Net Assets	$92,655,491	$33,030,314	$91,044,014

Net Assets:
Class I	$92,655,491	$33,030,314	$77,464,902
Class II	—	—	$13,579,112

Shares Outstanding:
Class I	6,284,522	2,259,519	4,884,155
Class II	—	—	858,976

Net Asset Value:
Class I	$14.74	$14.62	$15.86
Class II	—	—	$15.81

See Notes to Financial Statements.

22	QS Variable Asset Allocation Series 2020 Annual Report

Statements of operations

For the Year Ended December 31, 2020

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth
Investment Income:
Income distributions from affiliated Underlying Funds	$1,205,360	$474,930	$1,491,451
Interest	1,057	559	1,915
Total Investment Income	1,206,417	475,489	1,493,366

Expenses:
Fund accounting fees	32,668	32,132	32,682
Audit and tax fees	30,156	29,876	30,102
Legal fees	27,690	28,523	27,692
Shareholder reports	12,961	8,553	13,898
Trustees’ fees	6,781	2,661	6,812
Insurance	1,876	982	1,876
Custody fees	1,457	1,584	1,304
Transfer agent fees (Note 5)	1,055	1,202	2,136
Interest expense	74	71	82
Service and/or distribution fees (Notes 2 and 5)	—	—	28,710
Miscellaneous expenses	1,724	1,721	2,024
Total Expenses	116,442	107,305	147,318
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(547)	(46,411)	(567)
Net Expenses	115,895	60,894	146,751
Net Investment Income	1,090,522	414,595	1,346,615

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(22,619)	(51,098)	(467,407)
Capital gain distributions from affiliated Underlying Funds	2,550,093	907,012	2,441,180
Net Realized Gain	2,527,474	855,914	1,973,773
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	5,029,784	1,881,467	5,484,136
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	7,557,258	2,737,381	7,457,909
Increase in Net Assets From Operations	$8,647,780	$3,151,976	$8,804,524

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	23

Statements of changes in net assets

QS Variable Growth

For the Years Ended December 31,	2020	2019

Operations:
Net investment income	$1,090,522	$1,351,777
Net realized gain	2,527,474	2,813,912
Change in net unrealized appreciation (depreciation)	5,029,784	15,775,617
Increase in Net Assets From Operations	8,647,780	19,941,306

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,699,254)	(6,438,220)
Decrease in Net Assets From Distributions to Shareholders	(4,699,254)	(6,438,220)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	794,640	292,230
Reinvestment of distributions	4,699,254	6,438,220
Cost of shares repurchased	(14,745,590)	(16,989,853)
Decrease in Net Assets From Portfolio Share Transactions	(9,251,696)	(10,259,403)
Increase (Decrease) in Net Assets	(5,303,170)	3,243,683

Net Assets:
Beginning of year	97,958,661	94,714,978
End of year	$92,655,491	$97,958,661

See Notes to Financial Statements.

24	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Moderate Growth

For the Years Ended December 31,	2020	2019

Operations:
Net investment income	$414,595	$503,667
Net realized gain	855,914	903,177
Change in net unrealized appreciation (depreciation)	1,881,467	4,689,876
Increase in Net Assets From Operations	3,151,976	6,096,720

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,603,146)	(1,781,181)
Decrease in Net Assets From Distributions to Shareholders	(1,603,146)	(1,781,181)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	410,132	446,023
Reinvestment of distributions	1,603,146	1,781,181
Cost of shares repurchased	(3,713,466)	(4,828,898)
Decrease in Net Assets From Portfolio Share Transactions	(1,700,188)	(2,601,694)
Increase (Decrease) in Net Assets	(151,358)	1,713,845

Net Assets:
Beginning of year	33,181,672	31,467,827
End of year	$33,030,314	$33,181,672

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	25

Statements of changes in net assets (cont’d)

QS Variable Conservative Growth

For the Years Ended December 31,	2020	2019

Operations:
Net investment income	$1,346,615	$1,656,792
Net realized gain	1,973,773	1,524,560
Change in net unrealized appreciation (depreciation)	5,484,136	10,800,414
Increase in Net Assets From Operations	8,804,524	13,981,766

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,493,004)	(3,791,343)
Decrease in Net Assets From Distributions to Shareholders	(3,493,004)	(3,791,343)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	5,898,482	5,925,183
Reinvestment of distributions	3,493,004	3,791,343
Cost of shares repurchased	(14,427,491)	(12,559,856)
Decrease in Net Assets From Portfolio Share Transactions	(5,036,005)	(2,843,330)
Increase in Net Assets	275,515	7,347,093

Net Assets:
Beginning of year	90,768,499	83,421,406
End of year	$91,044,014	$90,768,499

See Notes to Financial Statements.

26	QS Variable Asset Allocation Series 2020 Annual Report

Financial highlights

QS Variable Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$14.00	$12.20	$14.46	$14.55	$14.12

Income (loss) from operations:
Net investment income	0.17	0.18	0.20	0.22	0.20
Net realized and unrealized gain (loss)	1.30	2.52	(1.30)	2.56	0.98
Total income (loss) from operations	1.47	2.70	(1.10)	2.78	1.18

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.38)	(0.29)	(0.21)
Net realized gains	(0.52)	(0.69)	(0.78)	(2.58)	(0.54)
Total distributions	(0.73)	(0.90)	(1.16)	(2.87)	(0.75)

Net asset value, end of year	$14.74	$14.00	$12.20	$14.46	$14.55
Total return[3]	11.24%	22.58%	(8.05)%	19.33%	8.50%

Net assets, end of year (000s)	$92,655	$97,959	$94,715	$118,126	$110,803

Ratios to average net assets:
Gross expenses[4]	0.14%	0.12%	0.11%	0.12%	0.11%
Net expenses[4,5]	0.13 [6]	0.12	0.11	0.12	0.11
Net investment income	1.27	1.38	1.36	1.40	1.44

Portfolio turnover rate	21%	19%	15%	88%[7]	20%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	27

Financial highlights (cont’d)

QS Variable Moderate Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.87	$12.16	$13.93	$14.57	$13.95

Income (loss) from operations:
Net investment income	0.18	0.20	0.22	0.24	0.24
Net realized and unrealized gain (loss)	1.29	2.25	(1.07)	2.18	0.87
Total income (loss) from operations	1.47	2.45	(0.85)	2.42	1.11

Less distributions from:
Net investment income	(0.23)	(0.51)	(0.35)	(0.34)	(0.30)
Net realized gains	(0.49)	(0.23)	(0.57)	(2.72)	(0.19)
Total distributions	(0.72)	(0.74)	(0.92)	(3.06)	(0.49)

Net asset value, end of year	$14.62	$13.87	$12.16	$13.93	$14.57
Total return[3]	11.07%	20.43%	(6.28)%	16.73%	7.99%

Net assets, end of year (000s)	$33,030	$33,182	$31,468	$37,446	$38,178

Ratios to average net assets:
Gross expenses[4]	0.35%	0.29%	0.30%	0.30%	0.23%
Net expenses[4,5,6]	0.20	0.20	0.20	0.20	0.20
Net investment income	1.36	1.53	1.56	1.52	1.70

Portfolio turnover rate	26%	21%	16%	87%[7]	21%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Variable Asset Allocation Series 2020 Annual Report

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$14.88	$13.23	$14.64	$14.76	$14.07

Income (loss) from operations:
Net investment income	0.23	0.27	0.28	0.28	0.31
Net realized and unrealized gain (loss)	1.37	2.01	(0.91)	1.73	0.73
Total income (loss) from operations	1.60	2.28	(0.63)	2.01	1.04

Less distributions from:
Net investment income	(0.32)	(0.31)	(0.38)	(0.39)	(0.35)
Net realized gains	(0.30)	(0.32)	(0.40)	(1.74)	—
Total distributions	(0.62)	(0.63)	(0.78)	(2.13)	(0.35)

Net asset value, end of year	$15.86	$14.88	$13.23	$14.64	$14.76
Total return[3]	10.96%	17.37%	(4.40)%	13.55%	7.43%

Net assets, end of year (000s)	$77,465	$80,945	$78,534	$94,355	$93,763

Ratios to average net assets:
Gross expenses[4]	0.14%	0.12%	0.14%	0.14%	0.13%
Net expenses[4,5]	0.14 [6]	0.12	0.14	0.14	0.13
Net investment income	1.59	1.88	1.90	1.78	2.18

Portfolio turnover rate	28%	24%	11%	86%[7]	18%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2020 Annual Report	29

Financial highlights (cont’d)

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020	2019	2018	2017[2]

Net asset value, beginning of year	$14.83	$13.21	$14.62	$15.72

Income (loss) from operations:
Net investment income	0.21	0.25	0.33	0.32
Net realized and unrealized gain (loss)	1.35	1.97	(0.98)	0.66
Total income (loss) from operations	1.56	2.22	(0.65)	0.98

Less distributions from:
Net investment income	(0.28)	(0.28)	(0.36)	(0.34)
Net realized gains	(0.30)	(0.32)	(0.40)	(1.74)
Total distributions	(0.58)	(0.60)	(0.76)	(2.08)

Net asset value, end of year	$15.81	$14.83	$13.21	$14.62
Total return[3]	10.77%	16.94%	(4.55)%	6.18%

Net assets, end of year (000s)	$13,579	$9,823	$4,888	$1,111

Ratios to average net assets:
Gross expenses[4]	0.39%	0.37%	0.38%	0.43	%5
Net expenses[4,6]	0.39 [7]	0.37	0.38	0.43	[5]
Net investment income	1.41	1.77	2.32	3.90	[5]

Portfolio turnover rate	28%	24%	11%	86%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 23, 2017 (inception date) to December 31, 2017.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended December 31, 2017.

See Notes to Financial Statements.

30	QS Variable Asset Allocation Series 2020 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net

QS Variable Asset Allocation Series 2020 Annual Report	31

Notes to financial statements (cont’d)

asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$92,458,296	—	—	$92,458,296
Short-Term Investments†	348,593	—	—	348,593
Total Investments	$92,806,889	—	—	$92,806,889

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$33,005,922	—	—	$33,005,922
Short-Term Investments†	43,452	—	—	43,452
Total Investments	$33,049,374	—	—	$33,049,374

†	See Schedule of Investments for additional detailed categorizations.

32	QS Variable Asset Allocation Series 2020 Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$90,917,377	—	—	$90,917,377
Short-Term Investments†	201,773	—	—	201,773
Total Investments	$91,119,150	—	—	$91,119,150

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. As of July 31, 2020, LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA,

QS Variable Asset Allocation Series 2020 Annual Report	33

Notes to financial statements (cont’d)

QS Investors and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources. Under the investment management agreements, the Portfolios do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the year ended December 31, 2020, fees waived and/or reimbursed were as follows:

Variable Growth	$547
Variable Moderate Growth	46,411
Variable Conservative Growth	567

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolios’ sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$18,450,811	$28,794,998
Variable Moderate Growth	8,052,212	10,044,995
Variable Conservative Growth	24,104,048	28,730,212

At December 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$73,920,718	$18,886,171	—	$18,886,171

34	QS Variable Asset Allocation Series 2020 Annual Report

		Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$27,154,973	$5,894,401	—	$5,894,401

		Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$76,425,049	$14,694,101	—	$14,694,101

4. Derivative instruments and hedging activities

During the year ended December 31, 2020, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2020, class specific expenses were as follows:

Transfer Agent Fees

Variable Growth
Class I	$1,055

Transfer Agent Fees

Variable Moderate Growth
Class I	$1,202

	Service and/or Distribution Fees	Transfer Agent Fees

Variable Conservative Growth
Class I	—	$1,889
Class II	$28,710	247
Total	$28,710	$2,136

For the year ended December 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Variable Growth
Class I	$547

Waivers/Expense Reimbursements

Variable Moderate Growth
Class I	$46,411

Waivers/Expense Reimbursements

Variable Conservative Growth
Class I	$495
Class II	72
Total	$567

QS Variable Asset Allocation Series 2020 Annual Report	35

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Year Ended December 31, 2020	Year Ended December 31, 2019

Variable Growth

Net Investment Income:
Class I	$1,325,003	$1,450,012

Net Realized Gains:
Class I	$3,374,251	$4,988,208

	Year Ended December 31, 2020	Year Ended December 31, 2019

Variable Moderate Growth

Net Investment Income:
Class I	$510,002	$540,002

Net Realized Gains:
Class I	$1,093,144	$1,241,179

	Year Ended December 31, 2020	Year Ended December 31, 2019

Variable Conservative Growth

Net Investment Income:
Class I	$1,513,029	$1,668,604
Class II	236,973	181,402
Total	$1,750,002	$1,850,006

Net Realized Gains:
Class I	$1,508,547	$1,778,536
Class II	234,455	162,801
Total	$1,743,002	$1,941,337

7. Shares of beneficial interest

At December 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount

Variable Growth
Class I
Shares sold	57,152	$794,640	22,021	$292,230
Shares issued on reinvestment	356,118	4,699,254	481,350	6,438,220
Shares repurchased	(1,125,910)	(14,745,590)	(1,272,013)	(16,989,853)
Net decrease	(712,640)	$(9,251,696)	(768,642)	$(10,259,403)

36	QS Variable Asset Allocation Series 2020 Annual Report

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount

Variable Moderate Growth
Class I
Shares sold	32,030	$410,132	33,678	$446,023
Shares issued on reinvestment	118,899	1,603,146	132,744	1,781,181
Shares repurchased	(283,600)	(3,713,466)	(362,320)	(4,828,898)
Net decrease	(132,671)	$(1,700,188)	(195,898)	$(2,601,694)

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount

Variable Conservative Growth
Class I
Shares sold	71,937	$1,058,057	66,624	$960,006
Shares issued on reinvestment	200,104	3,021,576	236,118	3,447,140
Shares repurchased	(829,414)	(11,993,998)	(795,273)	(11,435,782)
Net decrease	(557,373)	$(7,914,365)	(492,531)	$(7,028,636)

Class II
Shares sold	336,609	$4,840,425	346,872	$4,965,177
Shares issued on reinvestment	31,290	471,428	23,611	344,203
Shares repurchased	(171,112)	(2,433,493)	(78,346)	(1,124,074)
Net increase	196,787	$2,878,360	292,137	$4,185,306

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2020. The following transactions were effected in such Underlying Funds for the year ended December 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
Variable Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$6,328,152	$1,009,535	59,418	$825,430	47,294	$(40,432)	$93,613	$90,922	$(227,882)	$6,284,375
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	21,812,871	2,944,018	252,359	4,608,466	409,515	136,534	262,344	791,674	102,095	20,250,518
QS International Equity Fund, Class IS Shares	19,909,003	1,787,672	110,779	4,049,194	252,963	(549,194)	312,672	—	305,090	17,952,571
QS U.S. Small Capitalization Equity Fund, Class IS Shares	16,426,125	3,175,663	319,319	6,435,369	474,963	(1,210,369)	174,678	415,985	2,411,246	15,577,665
ClearBridge Appreciation Fund, Class IS Shares	8,200,353	734,120	26,773	1,323,824	71,998	541,176	85,012	254,109	102,131	7,712,780
ClearBridge Large Cap Growth Fund, Class IS Shares	9,847,566	797,821	12,034	2,783,664	61,002	691,336	15,122	477,698	1,047,493	8,909,216
ClearBridge Small Cap Growth Fund, Class IS Shares	4,580,558	408,111	9,980	1,637,659	45,428	222,341	—	268,111	1,009,375	4,360,385
Western Asset Core Bond Fund, Class IS Shares	4,274,209	3,007,709	225,010	2,878,008	218,148	91,992	110,283	67,797	174,033	4,577,943
Western Asset Intermediate Bond Fund, Class IS Shares	6,416,481	4,586,162	404,316	4,276,003	380,423	93,997	151,636	183,797	106,203	6,832,843
	$97,795,318	$18,450,811		$28,817,617		$(22,619)	$1,205,360	$2,550,093	$5,029,784	$92,458,296

QS Variable Asset Allocation Series 2020 Annual Report	37

Notes to financial statements (cont’d)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
Variable Moderate Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$1,434,561	$292,461	17,473	$233,177	12,878	$(13,177)	$21,541	$20,921	$(35,008)	$1,458,837
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	6,266,202	1,172,809	103,127	1,455,950	127,824	29,048	79,102	238,707	92,603	6,075,664
QS International Equity Fund, Class IS Shares	5,056,070	882,567	57,804	1,324,289	82,978	(179,290)	82,567	—	126,381	4,740,729
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,277,656	1,078,019	108,436	1,743,985	128,747	(353,985)	47,926	115,093	709,299	4,320,989
ClearBridge Appreciation Fund, Class IS Shares	3,660,355	486,768	18,063	741,874	34,490	153,125	39,299	117,470	145,507	3,550,756
ClearBridge Large Cap Growth Fund, Class IS Shares	2,900,423	312,160	4,731	756,690	16,739	203,310	4,669	147,490	332,153	2,788,046
ClearBridge Small Cap Growth Fund, Class IS Shares	1,103,417	174,447	4,271	442,855	11,553	32,144	—	69,447	280,106	1,115,115
Western Asset Core Bond Fund, Class IS Shares	3,383,316	1,432,503	106,609	1,354,711	102,780	40,289	84,457	53,341	140,729	3,601,837
Western Asset Intermediate Bond Fund, Class IS Shares	5,086,336	2,220,478	194,938	2,042,562	181,470	37,438	115,369	144,543	89,697	5,353,949
	$33,168,336	$8,052,212		$10,096,093		$(51,098)	$474,930	$907,012	$1,881,467	$33,005,922

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
Variable Conservative Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	$12,636,250	$3,322,048	295,021	$3,940,885	347,944	$99,113	$159,264	$480,609	$195,197	$12,212,610
QS International Equity Fund, Class IS Shares	9,237,419	2,346,582	155,795	3,540,429	219,068	(600,429)	145,854	—	330,885	8,374,457
QS U.S. Small Capitalization Equity Fund, Class IS Shares	9,860,008	3,282,546	327,259	4,987,203	368,331	(957,205)	110,535	264,871	1,879,642	10,034,993
ClearBridge Appreciation Fund, Class IS Shares	9,462,241	1,715,432	64,174	2,695,546	107,184	129,453	101,635	303,797	681,191	9,163,318
ClearBridge Large Cap Growth Fund, Class IS Shares	6,121,126	951,715	14,889	1,815,329	39,405	479,651	9,719	306,996	682,533	5,940,045
ClearBridge Small Cap Growth Fund, Class IS Shares	2,300,141	491,472	12,258	965,379	26,177	119,621	—	141,379	563,249	2,389,483
Western Asset Core Bond Fund, Class IS Shares	16,350,137	4,615,313	344,241	4,493,333	343,043	138,465	407,461	254,269	697,466	17,169,583
Western Asset Intermediate Bond Fund, Class IS Shares	24,559,490	7,378,940	648,837	6,759,515	602,980	123,924	556,983	689,259	453,973	25,632,888
	$90,526,812	$24,104,048		$29,197,619		$(467,407)	$1,491,451	$2,441,180	$5,484,136	$90,917,377

38	QS Variable Asset Allocation Series 2020 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth

Distributions paid from:
Ordinary income	$1,541,494	$601,853	$2,079,285
Net long-term capital gains	3,157,760	1,001,293	1,413,719
Total distributions paid	$4,699,254	$1,603,146	$3,493,004

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth

Distributions paid from:
Ordinary income	$1,547,129	$583,127	$1,917,854
Net long-term capital gains	4,891,091	1,198,054	1,873,489
Total distributions paid	$6,438,220	$1,781,181	$3,791,343

As of December 31, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Undistributed ordinary income — net	$17,830	$6,399	$22,528
Undistributed long-term capital gains — net	2,616,828	837,971	2,221,029
Total undistributed earnings	$2,634,658	$844,370	$2,243,557
Other book/tax temporary differences(a)	(14,489)	(11,182)	(14,068)
Unrealized appreciation (depreciation)(b)	18,886,171	5,894,401	14,694,101
Total distributable earnings (loss) — net	$21,506,340	$6,727,589	$16,923,590

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

QS Variable Asset Allocation Series 2020 Annual Report	39

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (three of the funds constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
QS Variable Growth QS Variable Moderate Growth	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, 2018 and 2017
QS Variable Conservative Growth	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For each of the periods indicated therein beginning with the period ended December 31, 2017

The financial statements of the Funds as of and for the year ended December 31, 2016 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 12, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

40	QS Variable Asset Allocation Series 2020 Annual Report

Additional shareholder information (unaudited)

QS Variable Growth

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Portfolio and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Portfolio’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	62,878,708.782	527,341.015	5,641,635.309	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	62,025,867.093	812,322.395	6,209,495.618	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	62,098,249.806	764,688.811	6,184,746.489	0

QS Variable Moderate Growth

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Portfolio and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Portfolio’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	22,780,964.497	49,151.716	2,194,522.876	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	21,538,618.889	744,327.496	2,741,692.703	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	21,713,179.677	769,151.543	2,542,307.868	0

QS Variable Conservative Growth

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Portfolio and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Portfolio’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	66,427,200.821	669,615.556	7,102,216.875	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	64,923,776.730	1,306,037.113	7,969,219.408	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	64,938,932.996	1,306,037.113	7,954,063.142	0

QS Variable Asset Allocation Series	41

Statement regarding liquidity risk management program (unaudited)

As required by law, each fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the funds could not meet requests to redeem their shares without significant dilution of remaining investors’ interests in the funds. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the funds’ manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the funds’ Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored each fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed each fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the funds’ investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the funds held less liquid and illiquid assets and the extent to which any such investments affected the funds’ ability to meet redemption requests. In managing and reviewing the funds’ liquidity risk, the Committee also considered the extent to which the funds’ investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the funds use derivatives (including for hedging purposes). The Committee also reviewed the funds’ short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the funds’ cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the funds’ short-term and long-term cash flow projections. The Committee also considered the funds’ holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the funds’ participation in a credit facility, as components of the funds’ ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing each fund’s investments into one of four liquidity buckets. In reviewing the funds’ investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the funds are required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the funds primarily hold highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the funds did not acquire any illiquid investment such that, after the acquisition, the funds would have invested more than 15% of their assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by each fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the funds’ liquidity risk throughout the Reporting Period.

42	QS Variable Asset Allocation Series

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Variable Asset Allocation Series (the “Portfolios”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolios is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Portfolios at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)

Number of funds in fund complex overseen by Trustee	49

Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)

Number of funds in fund complex overseen by Trustee	49

Other board memberships held by Trustee during the past five years	None

Althea L. Duersten

Year of birth	1951

Position(s) with Trust	Trustee and Chair

Term of office[1] and length of time served[2]	Since 2014

Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)

Number of funds in fund complex overseen by Trustee	49

Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)

Number of funds in fund complex overseen by Trustee	49

Other board memberships held by Trustee during the past five years	None

QS Variable Asset Allocation Series	43

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

44	QS Variable Asset Allocation Series

Independent Trustees† (cont’d)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	145
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

QS Variable Asset Allocation Series	45

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Jenna Bailey

Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira* Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

46	QS Variable Asset Allocation Series

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective August 6, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolios, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

QS Variable Asset Allocation Series	47

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2020:

	Variable Growth
Record date:	6/17/2020	12/29/2020
Payable date:	6/18/2020	12/30/2020
Ordinary Income:
Dividends Qualifying for the Dividends
Received Deduction for Corporations	42.94%	52.89	%*
Foreign Source Income	—	23.59	%*
Foreign Taxes Paid Per Share	—	$0.006863
Long-Term Capital Gain Dividend	$ 0.391570	$0.099320
	Variable Moderate Growth
Record date:	6/17/2020	12/29/2020
Payable date:	6/18/2020	12/30/2020
Ordinary Income:
Dividends Qualifying for the Dividends
Received Deduction for Corporations	32.06%	39.75	%*
Foreign Source Income	—	14.79	%*
Foreign Taxes Paid Per Share	—	$0.005054
Long-Term Capital Gain Dividend	$ 0.338910	$0.106020
	Variable Conservative Growth
Record date:	6/17/2020	12/29/2020
Payable date:	6/18/2020	12/30/2020
Ordinary Income:
Dividends Qualifying for the Dividends
Received Deduction for Corporations	18.63%	23.21	%*
Foreign Source Income	—	7.80	%*
Foreign Taxes Paid Per Share	—	$0.003514
Long-Term Capital Gain Dividend	$ 0.189970	$0.052960

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

48	QS Variable Asset Allocation Series

QS

Variable Asset Allocation Series

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Variable Asset Allocation Series

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01436 2/21 SR21-4077

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2019 and December 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $296,402 in December 31, 2019 and $379,280 in December 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2019 and $0 in December 31, 2020.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2019 and $0 in December 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2019 and $0 in December 31, 2020

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Variable Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2019 and December 31, 2020; Tax Fees were 100% and 100% for December 31, 2019 and December 31, 2020; and Other Fees were 100% and 100% for December 31, 2019 and December 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $544,232 in December 31, 2019 and $674,925 in December 31, 2020.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2021